Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of Current Assets - Trade and Other receivables
	December 31
	2023	2022
	€ in thousands
Current Assets - Trade and Other receivables:
Government authorities	4,851	3,752
Income receivable	1,013	1,062
Interest receivable	221	125
Advance tax payment	1,028	566
Trade receivable	205	420
Inventory	1,170	1,201
Derivatives (see Note 21)	275	273
Loan to others	1,246	-
Prepaid expenses and other	1,983	2,033
Current maturities of loans given to an equity accounted investee	-	2,665
	11,992	12,097
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	9,265	8,417
Annual rent deposits	656	290
Loans to others	509	546
Other	16	17
	10,446	9,270